COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2021
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

The Group has entered into lease agreements for properties which it operates. Such leases are classified as operating leases. Future minimum lease payments under non-cancellable operating lease agreements at September 30, 2021 were as follows:

For the years ending September 30,
2022	559,843
2023	409,420
2024	222,260
2025	89,834
2026	44,175
Thereafter	4,995
Total	1,330,527

(b) Purchase Commitments

As of September 30, 2021, the Group’s did not have commitments related to leasehold improvements and installation of equipment.

(c) Contingencies

During the year ended September 30, 2020, the Group, via short message notification, early terminated certain apartment rental agreements with landlords. The Group continued to make estimation of contingent compensation expenses due to landlords. As of September 30, 2021, the Group had the below accrual of contingent compensation expenses:

•

As of September 30, 2020, Certain landlords had disputes on the early termination and entered into legal proceedings against the Group for compensation aggregating RMB 5,211. For the year ended September 30, 2021, the Group paid compensation expenses of RMB 1,302 to landlords who won the legal proceedings. The Group estimated it exposed to the remaining compensation of RMB 3,909 as of September 30, 2021 and recorded the contingent liability in the account of “accrued expenses and other current liabilities”.

•

Certain landlords had disputes but did not enter into legal proceedings against the Group. These landlords had rights to file legal proceedings against the Group within 3 years from the short message notification, for a maximum compensation of RMB 58,003, which is three times of the rental agreement value. However the Group estimated the likelihood of the legal proceeding as reasonably possible though these landlords has not initiated legal proceedings as of the report date. In addition, the compensation amount will be negotiated with each individual landlord, the amount of compensation cannot be reasonably estimated as of the date of report date. As of September 30, 2021, the Group did not accrue the contingent liability in the balance sheet.

•

Certain landlords did not reply to the Group’s short message within three months, which legally implied that they agreed with the termination, and the Group is not obliged to compensation for these landlords.

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. Except for the above-mentioned contingencies, the Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.